Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Assets
Cash and cash equivalents	$ 16,848,069	$ 15,350,197
Restricted cash	1,008,553	1,304,518
Accounts receivable, net of allowance for doubtful accounts of $3,117,300 and $3,066,937 respectively	17,083,882	21,297,261
Accounts receivable – related parties		3,981,697
Notes receivable	2,855,412	2,593,018
Inventories	27,278,373	22,721,265
Advances to suppliers	2,218,861	3,806,420
Advances to suppliers – related parties		5,550,504
Other receivables	700,336	475,793
Total current assets	67,993,486	77,080,673
Property, plant and equipment, net	7,101,099	7,208,705
Land use rights, net	1,238,308	1,234,636
Long-term investments	14,404,650	14,171,928
Deferred tax assets	558,952	549,921
TOTAL ASSETS	91,296,495	100,245,863
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable	810,776	1,713,716
Accounts payable – related parties	3,006,155
Accrued expenses and other current liabilities	2,032,091	2,048,979
Notes payable	473,238	2,312,556
Advances from customers	3,105,682	4,667,084
Due to related parties	838,862	514,913
Short-term borrowings	17,557,144	33,459,043
Tax payable	4,056,670	4,051,158
Total current liabilities	31,880,618	48,767,449
Long-term borrowings	7,287,871
TOTAL LIABILITIES	39,168,489	48,767,449
COMMITMENTS AND CONTIGENCIES
Shareholders’ equity:
Common stock, $0.0002 par value, 250,000,000 shares authorized, 13,192,232 and 13,127,000 shares issued and outstanding, respectively	2,638	2,625
Additional paid-in capital	44,211,323	44,211,336
Statutory surplus reserves	255,705	255,705
Retained earnings	2,107,523	2,116,581
Accumulated other comprehensive income	5,279,816	4,627,661
Total equity attributable to Huadi International Group Co., Ltd.	51,857,005	51,213,908
Equity attributable to non-controlling interests	271,001	264,506
Total shareholders’ equity	52,128,006	51,478,414
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 91,296,495	$ 100,245,863